Note 1 - Background and Significant Accounting Policies (Details Textual) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) shares	Mar. 31, 2021 shares	Mar. 31, 2020 shares
Number of Operating Segments	1
Impairment, Long-Lived Asset, Held-for-Use, Total | $	$ 0
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares) | shares	160,314,865	164,049,941	158,404,020